Financial Assets and Liabilities - Summary of Changes in the Contingent Consideration Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Remeasurement of contingent consideration	$ 9,693	$ (8,771)	$ (913)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	17,199	23,284
Reclassification during the period		2,686
Remeasurement of contingent consideration	9,693	(8,771)
Closing balance	$ 26,892	$ 17,199	$ 23,284